Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 4. Stockholders' Equity

On February 2, 2016, KCC exercised a portion of its Series B Warrant for 2,173,913 shares of the Company’s common stock at an exercise price of $0.46 per share resulting in proceeds of $1,000,000.

The following table summarizes information about warrants outstanding at September 30, 2016:

	Shares of Common Stock	Exercise Price	Expiration Date
Series A	960,000	$0.35	July 12, 2019
Series B	1,326,087	$0.46	November 29, 2018
Series C	3,500,000	$0.49	November 29, 2018
Series D	1,010,000	$1.10	June 5, 2020
Series E	584,416	$1.13	September 8, 2021
Outstanding as of September 30, 2016	7,380,503

On August 5, 2015, Dr. Gerlach exercised 240,000 Series A Warrants, on a cashless basis, and the Company issued 196,812 shares of common stock.

On June 5, 2015, the Company entered into subscription agreements with five investors for the purchase and sale of an aggregate of 1,010,000 units of equity securities (the "Units") at a price of $1.00 per Unit for total gross proceeds of $1,010,000. Each Unit consists of one share of common stock and one Series D Stock Purchase Warrant (the "Series D Warrant") allowing the holder to purchase one share of the Company's common stock at a price of $1.10 per share for a period of five years; the Series D Warrants contain a provision allowing the holder to exercise the Series D Warrant on a cashless basis as further set forth therein.

The relative fair value of the common stock was estimated to be approximately $590,000 and the relative fair value of the warrants was estimated to be $420,000 as determined based on the relative fair value allocation of the proceeds received. The warrants were valued using the Black-Scholes option pricing model based on the following assumptions: risk free interest rate of 1.75%, contractual life of five years, expected volatility of 88.0% and a dividend yield of 0%.

Approval of the 2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the "Board") adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the "Incentive Plan"). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company's common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company's common stock on the date of grant, using the closing price of the Company's common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company's common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of December 31, 2015, there were 19,742,500 shares available for grant.

Stock Option Activity

The following table summarizes stock option activity for the year ended December 31, 2015.

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance January 1, 2015	185,000	$0.83	9.12	-
Options granted	80,000	$1.54	-	-
Options cancelled	(7,500)	1.43	-	-
Balance December 31, 2015	257,500	$1.04	8.58	$146,825
Exercisable at December 31, 2015	160,000	$0.82	8.22	$124,825

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. The estimated weighted average fair value of stock options granted during 2015 and 2014 was approximately $0.72 to $1.14 per share. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company's historical experience. The risk-free interest rate is based on a U.S. treasury note with a maturity similar to the option award's expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate are presented in the table below:

	2015	2014
Risk-free interest rate	1.58 – 1.72%	1.58 – 1.62%
Expected life in years	5.50	5.50
Weighted Avg Expected Volatility	75.1% - 98.1%	94.4% – 105.3%
Expected dividend yield	0%	0%

During the years ended December 31, 2015 and 2014, stock-based compensation expense of $59,122 and $59,860, respectively, was recognized as general and administrative expenses. As of December 31, 2015, the Company had $69,032 of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized by November 1, 2020.

The following table summarizes information about stock options outstanding and exercisable under our stock incentive plan at December 31, 2015:

	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.50 to $1.00	130,000	8.07	$0.74	130,000	8.07	$0.74
$1.01 to $1.50	127,500	9.10	1.35	30,000	8.85	1.17
	257,500	8.58	1.04	160,000	8.22	0.82

The Company issues new shares when options are exercised.

Warrants

The following table summarizes information about warrants outstanding at December 31, 2015:

	Shares of Common Stock	Exercise Price	Expiration Date
Series A	1,003,188	$0.35	July 12, 2019
Series B	3,500,000	$0.46	November 29, 2018
Series C	3,500,000	$0.49	November 29, 2018
Series D	1,010,000	$1.10	June 5, 2020
Outstanding as of December 31, 2015	9,013,188